Non-Controlling Interests - Summary of Effective Ownership Interest Held in the Non-Wholly Owned Entities (Detail) - Non Wholly Owned Entities [member]	Dec. 31, 2020	Dec. 31, 2019
Phoenix Imaging, LLC [member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	60.00%	60.00%
Preferred Imaging of Amarillo, LLC [member]
Noncontrolling Interest [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	57.00%	57.00%